March 4, 2003




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:      Dreyfus Premier International Funds, Inc.
         - Dreyfus Premier European Equity Fund
         - Dreyfus Premier International Growth Fund
         - Dreyfus Premier Japan Fund
         - Dreyfus Premier Greater China Fund
         1933 Act File No. 33-44254
         1940 Act File No. 811-6490
         CIK No. 881773

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each form of Prospectus and the Combined Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in the most recent amendment, Post-Effective Amendment No. 30 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2003.

         Please address any comments or questions to the undersigned at (212) 922-6726.


                                                             Very truly yours,

                                                             /s/ Janice Ingoglio

                                                             Janice Ingoglio
                                                             Paralegal

cc:  Michael A. Rosenberg